UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Beckton Corp.
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-7582

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Mitchell
Title:   Vice President and Treasurer
Phone:            (212) 702-4333

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell                 New York, New York             07/30/01
[Signature]                                 [City, State]              [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                     5

Form 13F Information Table Entry Total:                                3

Form 13F Information Table Value Total:                                $342,875
                                                                     (thousands)


List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number            Name

         01                28-4970                High Coast Limited Partnership

         02                28-7580                Leyton LLC

         03                28-                    American Real Estate Holdings
                                                                  L.P.

         04                28-                    American Real Estate Holdings
                                                                  L.P.

         05                28-                    American Property Investors
                                                  Inc.

                                                   FORM 13F INFORMATION TABLE
                                               AS OF JUNE 30, 2001 (SEC USE ONLY)
                                            NAME OF REPORTING MANAGER:  BECKTON CORP.

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES/UNITS          INVEST-           Item 7:               Item 8:
Item 1:         Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
NAME            TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
OF ISSUER       CLASS      NUMBER     (000)($)   AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined  (c)
                                                            (a)        in In- Shared               (a)        (b)        (c)
                                                            Sole       str. V Other                Sole       Shared     None

American        Depos-     029169109  308,847   31,515,044             X                 1         31,515,044
Real Estate     itory
Partner LP      Units

American        Depos-     029169109   27,879    2,844,792             X                 2          2,844,792
Real Estate     itory
Partner LP      Unit

Philip Services Com        718193105   6,149     1,819,132             X                 3          1,819,132
Corp. Del

                           Total:    342,875
